Regulatory Assets and Liabilities - Schedule of Regulatory Assets and Liabilities (Parenthetical) (Detail) (Swaps [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred charges and other assets [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory assets and liabilities offsetting derivatives at fair value	$ 319	$ 621
Prepaids and other current assets [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory assets and liabilities offsetting derivatives at fair value	2,076	11,122
Other deferred credits [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory assets and liabilities offsetting derivatives at fair value	$ (6)